SCHEDULE OF INFORMATION ON SALES BY GEOGRAPHIC DISTRIBUTION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales	$ 9,104		$ 69,481	$ 157,618	$ 263,445	$ 394,004
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales	778		39,752	41,554	142,733	163,644
MEXICO
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales				109,824	109,824	154,425
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales	8,326		27,629	5,221	9,869	29,998
TÜRKIYE
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales				1,019	$ 1,019	$ 45,937
PERU
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from sales			$ 2,100